UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Address of principal executive offices)

(Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Name and address of agent for service)

Copies to:

John Baker, Esq.

 Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

And

Greg Getts

Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Everest Funds

Everest America Fund

October 31, 2004

TABLE OF CONTENTS

Page
Shareholder Letter …………………………………………………………………	1

Allocation of Portfolio Assets………………………………………………………	2

Performance Summary……………………………………………………………...	3

Schedule of Investments……………………………………………………………	4-6

Statement of Assets and Liabilities…………………………………………………	7

Statement of Operations……………………………………………………………	8

Statement of Changes in Net Assets………………………………………………	9

Financial Highlights………………………………………………………………	10

Notes to the Financial Statements…………………………………………………	11-15

Expense Example…………………………………………………………………	16

Information About Trustees and Officers…………………………………………	17

Report of Independent Public Accountants……………………………………….	18

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

December 2004

Dear Fellow Shareholders:

As you know, the Everest America Fund reflects our philosophy of investing in S&P 500 stocks that have consistently out-performed the S&P 500 index and have solid revenues and earnings.  The Fund concentrates its investment in a core group of 30 to 50 common stocks.  We are happy to report that this philosophy helped the Fund outperform the S&P 500 over the past year by 5.9%.

2004 was a typical second year of an economic recovery; last year’s market enthusiasm created an environment where riskier assets outperformed the market, but in 2004 the market started to reward those companies with consistent revenues and earnings.  With our focused and consistent approach, we were well positioned to benefit from this movement in the market.

For the one-year period ended October 31, 2004, the Everest America Fund returned +15.32%.  For the same period, the S&P 500 returned +9.42%.  We attribute this strong out-performance in part to gains in large-cap dividend-paying stocks and the energy sector, both areas where we have been concentrated.

We have always believed in maintaining a long-term focus to investing.  We think our philosophy of investing in what we feel are solid companies with solid financials, will consistently out-perform the market over the long run.

In closing, allow us to thank all of our shareholders for your continued support.  Together we are building your financial future.

Sincerely,

Vinod Gupta

Curt Van Hill

President

Chief Investment Officer

Past performance does not guarantee future results.  Investment returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  Please refer to the “Schedule of Investments” for further information regarding Fund holdings.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may invest in small and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  Returns shown include reinvestment of all dividends and capital gains.  You cannot invest directly in an index.

Opinions expressed are those of Everest Funds Management, LLC. and are subject to change, are not guaranteed and should not be considered investment advice.

The Everest America Fund
ALLOCATION OF PORTFOLIO ASSETS
As of October 31, 2004

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Percentages are based upon total investments, at fair value.

Everest America Fund

PERFORMANCE SUMMARY

RATE OF RETURN (%)
FOR THE PERIOD ENDED OCTOBER 31, 2004

		Calendar		Since Inception
Total Return	6-Month	Year To Date	1-Year	(11/01/2001)

Everest America Fund	8.58%	12.32%	15.32%	2.82%
S & P 500 (SPX)	2.96%	3.06%	9.42%	3.92%

Everest America Fund
Schedule of Investments as of October 31, 2004

		COMMON STOCKS	Shares	Market Value

	4.64%	Software
		Adobe Systems, Inc. #	2,700	$ 151,281
		Symantec Corp. * #	2,700	153,738
				305,019
	1.77%	Hardware
		Lexmark International Inc. * #	1,400	116,354
				116,354
	11.68%	Healthcare
		Becton Dickinson and Co.	2,600	136,500
		Biomet, Inc. #	2,800	130,704
		Forest Laboratories Inc. * #	2,600	115,960
		Quest Diagnostics Inc.	1,500	131,310
		Stryker Corp. #	2,700	116,343
		Unitedhealth Group Inc. #	1,900	137,560
				768,377
	12.80%	Consumer Services
		Apollo Group, Inc. * #	1,700	112,200
		Harrahs Entertainment Inc. #	2,700	158,004
		Hilton Hotels Corp. #	7,200	143,280
		International Game Technology #	4,200	138,768
		Marriott International Inc. #	2,600	141,674
		Starbucks Corp. * #	2,800	148,064
				841,990
	7.94%	Business Services
		American Standard Co. *	3,200	117,024
		Fedex Corporation	1,600	145,792
		First Data Corp. #	2,900	119,712
		Moody's Corp. #	1,800	140,058
				522,586
	21.94%	Financial Services
		Aetna, Inc.	1,300	123,500
		Bear Stearns Companies, Inc.	1,400	132,650
		Citigroup, Inc.	2,700	119,799
		Countrywide Financial Co. #	3,598	114,884
		Equity Residential	4,000	133,400
		Golden West Financial Corp.	1,200	140,304
		Lehman Brothers Holdings Inc. #	1,700	139,655
		MBNA Corporation	5,200	133,276
		Prologis #	3,500	136,430
		Simon Property Group Inc.	2,300	134,136
		SouthTrust Corp.	3,100	135,067
				1,443,101
	9.40%	Consumer Goods
		Alberto-Culver Co. Inc.	2,600	116,636
		Altria Group Inc. #	2,600	125,996
		Fortune Brands Inc.	1,700	123,794
		McCormick & Co Inc.	3,800	134,634
		Reynolds American, Inc. #	1,700	117,062
				$ 618,122
Everest America Fund
Schedule of Investments as of October 31, 2004
(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	12.06%	Industrial Materials
		3M Co.	1,600	$ 124,112
		Deere & Co. #	2,000	119,560
		Johnson Controls Inc.	2,200	126,170
		Parker Hannifin Corp. #	2,200	155,386
		Praxair Inc. #	3,100	130,820
		Rockwell Automation Inc.	3,300	137,577
				793,625
	10.54%	Energy
		ChevronTexaco, Corp.	2,600	137,956
		ConocoPhillips	1,700	143,327
		Kinder Morgan Inc.	2,100	135,177
		Marathon Oil Corp. #	3,600	137,196
		Occidental Petroleum Corp. #	2,500	139,575
				693,231
	4.13%	Utilities
		Entergy Corp.	2,100	137,256
		Exelon Corp.	3,400	134,708
				271,964

	96.89%	Total Common Stocks (Cost $5,713,000)		$ 6,374,369

		SHORT-TERM INVESTMENTS

		Wisconsin Corporate Central Credit, 1.51% +	204,385	204,385

	3.11%	Total Short-Term Investments (Cost $207,761)		$ 204,385

	100.00%	Total Investments (Cost $5,883,426)		$ 6,578,754

*	Non-income producing security.

#	Portion of the security is segregated as collateral for call options written.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of October 31, 2004.

See Notes to the Financial Statements

Everest America Fund
Call Options Written as of October 31, 2004

		COVERED CALLS	Contracts	Market Value

		Software
		Adobe Jan 55 Calls	14	$ 5,180
		Symantec Jan 60 Calls	14	4,060
				9,240
		Hardware
		Lexmark Jan 95 Calls	7	420
				420
		Healthcare
		Biomet Jan 55 Calls	14	490
		Forest Labs Jan 50 Calls	13	1,300
		Stryker Jan 52.50 Calls	14	350
		United Health Jan 75 Calls	10	2,250
				4,390
		Consumer Services
		Apollo Jan 90 Calls	9	180
		Harrah's Jan 55 Calls	14	6,580
		Hilton Hotels Jan 20 Calls	36	2,880
		International Game Jan 35 Calls	21	2,835
		Marriott Jan 55 Calls	13	2,210
		Starbucks Jan 50 Calls	14	5,740
				20,425
		Business Services
		First Data Jan 47.50 Calls	15	300
		Moody's Jan 75 Calls	9	4,230
				4,530
		Financial Services
		Countrywide Jan 40 Calls	18	540
		Lehman Bros. Jan 85 Calls	9	2,160
		ProLogis Jan 37.50 Calls	18	3,780
				6,480
		Consumer Goods
		Altria Group Jan 55 Calls	13	364
		Reynolds American Jan 80 Calls	9	360
				724

		Industrial Materials
		Deere & Company Jan 70 Calls	10	350
		Parker-Hannifan Feb 65 Calls	11	8,140
		Praxair Jan 45 Calls	16	960
				9,450
		Energy
		Marathon Oil Jan 42.50 Calls	18	720
		Occidental Pete Jan 60 Calls	13	1,170
				1,890

		Total (Premiums received $37,335) (Note 3)		$ 57,549

See Notes to the Financial Statements

Everest America Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS:
Investments, at fair value (Cost $5,883,426)	$ 6,578,754
Cash	3,377
Dividends and interest receivable	4,853
Receivable from Investment Adviser	9,602
Other assets	-
Total Assets	6,596,585

LIABILITIES:
Call options written, at fair value (premiums received $37,335)	57,549
Distribution Payable	15,476
Accrued expenses	37,846
Total Liabilities	110,871

NET ASSETS	6,485,714

NET ASSETS CONSIST OF:
Capital stock	7,227,619
Accumulated undistributed net investment income	10,448
Accumulated undistributed net realized gain (loss) on investments sold	(1,393,508)
Net unrealized appreciation (depreciation) on investments	641,156
Total Net Assets	6,485,714

Shares outstanding (No par value, unlimited shares authorized)	602,639

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$ 10.76

See Notes to the Financial Statements.

Everest America Fund
STATEMENT OF OPERATIONS
For the Year ended October 31, 2004

INVESTMENT INCOME:
Dividend income	$ 59,293
Interest income	3,956
Total investment income	63,249

EXPENSES:
Distribution fees	10,099
Advisor	40,394
Custodial fees	6,341
Administrative fees	-
Audit	14,365
Blue sky	3,738
Trustee	364
Fund accounting	-
Insurance	997
Legal	12,216
Miscellaneous	1,036
Printing and mailing	298
Registration expense	472
Transfer agent expense	752
Transfer agent fee	18,216
Total expenses before waiver and reimbursement	109,289
Less: Waiver of expenses and reimbursement from Adviser	(58,796)
Net expenses	50,493

NET INVESTMENT INCOME	12,756

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investment transactions	381,513
Change in unrealized appreciation (depreciation) on investments	303,455
Net realized and unrealized gain (loss) on investments	684,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 697,723

See Notes to the Financial Statements.

Everest America Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2004	October 31, 2003
OPERATIONS:
Net investment income	$ 12,756	$ 9,552
Net realized gain (loss) on investment transactions	381,513	(21,067)
Change in unrealized appreciation (depreciation) on investments	303,455	380,237
Net increase (decrease) in net assets resulting from operations	697,723	368,721

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,189)	(15,913)
Net realized gains	-	-
Total distributions	(7,189)	(15,913)

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,895,907	980,000
Reinvestment of dividends	7,189	15,913
Shares redeemed	(469,534)	(7,901)
Net increase (decrease) in net assets resulting from capital share transactions	2,433,562	988,012

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,124,096	1,340,820

NET ASSETS:
Beginning of period	3,361,618	2,020,798
End of period (including current year and prior period undistributed net
investment income of $10,448 and $4,881 respectively)	$ 6,485,714	$ 3,361,618

See Notes to the Financial Statements.

Everest America Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

		Year Ended	Year Ended	Year Ended[1]
		October 31, 2004	October 31, 2003	October 31, 2002
PER SHARE DATA:
	Net asset value, beginning of period	$9.35	$8.35	$10.00
	Income (loss) from investment operations:
	Net investment income	0.03	0.03	0.02
	Net realized and unrealized gain (loss) on investments	1.40	1.04	(1.67)
	Total from investment operations	1.43	1.07	(1.65)
	Less distributions:
	Dividends from net investment income	(0.02)	(0.07)	-
	Distributions from net realized gains	-	-	-
	Total distributions	(0.02)	(0.07)	-
	Net asset value, end of period	$10.76	$9.35	$8.35

TOTAL RETURN (2)		15.32%	12.88%	(16.50)%

SUPPLEMENTAL DATA AND RATIOS:
	Net assets, in thousands, end of period	$6,486	$3,362	$2,021

	Ratio of net expenses to average net assets (3) (4)	1.25%	1.25%	1.25%

	Ratio of net investment income to average net assets (3) (4)	0.31%	0.37%	0.25%

	Portfolio turnover rate (3)	146.85%	7.07%	277.64%

(1)	Commencement of operations occurred on November 1, 2001
(2)	Not annualized
(3)	Computed on an annualized basis.
(4)	Without expense reimbursements of $58,796 and $55,022 for the periods ended October 31, 2004 and October 31, 2003
	the ratio of expenses to average net assets would have been 2.71 and 3.39%, respectively, and the ratio of net
	investment loss to average net assets would have been (1.15)% and (1.77)%, respectively.

See Notes to the Financial Statements.

Everest America Fund

Notes to the Financial Statements

October 31, 2004

1.

Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers a non-diversified portfolio to investors, the Everest America Fund (the “Fund”).  The accompanying financial statements and financial highlights consist of the Everest America Fund.

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential.  The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”), securities of foreign companies, and options, such as writing covered call options and/or purchasing covered put options. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks.  The Fund commenced operations on November 1, 2001.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   Exchange Traded Funds (“ETFs”) listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Organization Costs – Expenses in connection with the organization of the Fund were paid by the Adviser.

c)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP.

d)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

e)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security in determining the cost basis of debt securities.

f)

Option Writing - When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Company treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

g)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

3.

Call Options Written

As of October 31, 2004, portfolio securities valued at $1,704,278 were held in escrow by the custodian as cover for call options written by the company.

Transactions in options written during the year ended October 31, 2004 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2003	-	-
Options written	352	(37,335)
Options terminated in closing purchase transactions	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at October 31, 2004	352	(37,335)

4.

Capital Share Transactions

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Each share will have a pro rata interest in the assets of the Everest America Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

		Year Ended	Year Ended	Year Ended October 31,
		October 31, 2004	October 31, 2003	2002
Shares outstanding beginning of year		359,467	242,045	-
	Purchases of shares	289,912	116,405	1,233,480
	Shares reinvested	750	1,955	-
	Shares redeemed	(47,490)	(938)	(991,435)
Shares outstanding end of year		602,639	359,467	242,045

5.

Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended October 31, 2004 were as follows:

                Purchases—at cost

         $8,369,744

                Sales proceeds

$5,919,421

There were no purchases or sales of long-term U.S. government securities by the Fund.

6.

Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual Fund operating expenses for the period ended October 31, 2004 exceed 1.25% of the Everest America Fund’s average daily net assets on an annual basis. During the twelve month period ended October 31, 2004, the Adviser reimbursed the Everest America Fund $58,796, $9,602 of which represented a receivable at October 31, 2004.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature.  The Everest America Fund incurred $10,099 pursuant to the Plans for the year ended October 31, 2004.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and Fund accountant.  U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

7.

Information for Federal Income Tax Purposes

Since the Fund’s policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$5,910,684	$741,580	($127,682)	$613,898	$10,448	$ -

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

Year Ended	Ordinary Income Dividends	Long-Term Capital Gain Distributions
October 31, 2004	$ 7,189	$ 0
October 31, 2003	$ 15,913	$ 0

Capital Loss carry forwards, which may be used to offset future realized capital gains for Federal Income Tax purposes, were as follows at October 31, 2004:

Net Capital Loss Carryover	Capital Loss Carryover Expiration

$ 1,320,001	10/31/2010
$ 46,250	10/31/2011
$ 0	10/31/2012

The Fund has designated 100% of the distributions from net investment income during the year ended October 31, 2004 as qualified dividend income.  (This information is unaudited).

 The Fund has designated 100% of the distributions from net investment income during the year ended October 31, 2004 as qualifying for the dividends received deduction for corporations.  (This information is unaudited).

8.

Related Party Disclosure

The Trustees, Officers, and related parties in aggregate held 98.80% of net assets of the Fund at October 31, 2004.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 0.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them.  IRA accounts will be charged an $8.00 annual maintenance fee.  The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	05/01/04	10/31/04	05/01/04 to 10/31/04
Actual	$1,000.00	$1,085.77	$6.55
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.85	$6.34

*

Expenses are equal to the Fund’s expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by the 184/366 days (to reflect one-half year period).

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees.  Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	# of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Vinod Gupta *+ 5805 S. 86th Circle Omaha, NE 68127 Age: 58	President, Treasurer and Trustee	Indefinite; Since 2000	President of Everest Funds Management, LLC, the Fund’s manager, and Everest Investment Management, LLC since May 2000; Founder of infoUSA, Inc.; Chairman of the Board of infoUSA, Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	1	Chairman of the Board of Directors, infoUSA, Inc.
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 81	Independent Trustee	Indefinite; Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	1	Board of Directors, infoUSA, Inc.
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 59	Independent Trustee	Indefinite; Since 2003	President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.	1	Director, SITEL Corp.
Kevin M. Cawley 8303 W. Dodge Omaha, NE 68114 Age: 51	Independent Trustee	Indefinite; since 2003	Diagnostic Radiologist at the Radiologic Center, Inc. from 1984 to present; Chairman of Radiology at Methodist Hospital in Omaha, NE; Imaging Director of the Methodist Health System.	1	None
Jess A. Gupta*+ 2900 Washington St. San Francisco, CA 94115 Age: 25	N/A	Indefinite; since 2003	Associate at infoUSA, Inc. since 1997.	1	None

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

+Jess Gupta is the son of Vinod Gupta.

Report of Independent Registered Accounting Firm

To the Shareholders and
Board of Directors of
Everest Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Everest America Fund (a portfolio constituting the Everest Fund, a Delaware business trust [the Company]) as of October 31, 2004, and the related statement of operations for the year then ended, the changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Everest America Fund of the Everest Fund as of October 31, 2004, and the results of its operations for the year then ended, the changes in net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Omaha, Nebraska
November 18, 2004

Everest Funds

Annual Report Dated:  October 31, 2004

Everest America Fund (EVAMX)

Investment Advisor

Everest Funds Management, LLC

5805 S. 86th

P.O. Box 27395

Omaha, NE  68127-0395

Transfer Agent

Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C
Brecksville, Ohio 44141

Custodian

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1220 19th Street, NW, Suite 600

Washington, DC 20036

Board of Trustees

Independent Trustees:

Harold W. Andersen

George Kubat

Kevin M. Cawley

Interested Trustees:

Vinod Gupta

Jess A. Gupta

Independent Registered Public Accounting Firm

KPMG LLP

Suite 1501, Two Central Park Plaza

Omaha, NE 68102

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-402-593-4548; (ii) on the Fund’s website, http://www.everestfund.com/; and (iii) on the Commission’s website at http://www.sec.gov/.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov/.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-402-593-4548 or on the Fund’s website, http://www.everestfund.com/.

This report, including the financial statements contained herein, is submitted for general information for the shareholders of the Fund.  This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including investment objectives, risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

During the period covered by the report, there have not been any amendments “other than technical, administrative, or other non-substantive amendments” to the provisions of the code of ethics.

(d)

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that George Kubat is an audit committee financial expert.  George Kubat is independent for purposes of this Item 3.

He acquired his attributes through:

Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions.  He has been President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees:  For the Registrant's fiscal years ended October 31, 2004 and October 31, 2003, the aggregate fees billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements were $11,500 and $6,500, respectively.

(b)

Audit-Related Fees:  For the Registrant's fiscal years ended October 31, 2004 and October 31, 2003, the Registrant's principal accountant provided no audit-related services to the Registrant.

(c)

Tax Fees:  For the Registrant's fiscal years ended October 31, 2004 and October 31, 2003, aggregate fees of $2,410 and $2,000 respectively, were billed by the Registrant's principal accountant for tax compliance, planning and preparation of the Registrant's income and excise returns.

(d)

All Other Fees:  For the Registrant's fiscal years ended October 31, 2004 and October 31, 2003, the Registrant's principal accountant provided no services to the Registrant other than the audit fees and tax fees disclosed above.

(e)

(1)

Audit Committee’s Pre-Approval Policies:  The Registrant's Audit Committee Charter requires the committee, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence.

(2)

Percentages of Services Approved by the Audit Committee:  No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

There were no aggregate non-audit fees billed by the Registrant's principal accountant for the fiscal years ended October 31, 2004 and October 31, 2003.

(h)

Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable, schedule is filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 29, 2004, the registrant’s principal executive and principal financial officer has concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR and N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

Exhibit-99 Everest Funds Code of Ethics for Principal Executive and Senior Financial Officers.  Filed herewith.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSRS are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSRS is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Everest Funds

By /s/Vinod Gupta

*Vinod Gupta President and Treasurer

Date January 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vinod Gupta

*Vinod Gupta President and Treasurer

Date January 7, 2005

* Print the name and title of each signing officer under his or her signature.